Fair Value Measurements (Tables) - Big Cypress Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	September 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$116,158,244	$116,158,244	$—	$—
Liabilities:
Public Warrants Liability	$5,290,000	$5,290,000	$—	$—
Private Placement Warrants Liability	239,312	—	—	239,312
	$5,529,312	$5,290,000	$—	$239,312

Schedule of Change in Fair Value Liabilities

The following table presents the changes in the fair value of the Level 3 liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair Value as of December 31, 2020	$—	$—	$—
Initial measurement on January 14, 2021	249,963	6,775,220	7,025,183
Change in valuation	(10,651)	(1,485,220)	(1,495,871)
Transferred to Level 1	—	(5,290,000)	(5,290,000)
Balance, September 30, 2021	$239,312	$—	$239,312

Schedule of Key Inputs into Monte Carlo Simulation

The key inputs into the Monte Carlo simulation as of January 14, 2021 and September 30, 2021 were as follows:

	(Initial Measurement)
Inputs	January 14, 2021	September 30, 2021
Risk-free interest rate	0.60%	1.00%
Expected term remaining (years)	5.67	5.14
Expected volatility	24.2%	18.7%
Stock price	$9.41	$10.08